Consolidated Statements Of Changes In Shareholders' Equity (Deficit) ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	IPO [Member] CNY (¥)	Class A Ordinary Shares [Member] shares	Class B Ordinary Shares [Member] shares	Common Stock [Member] Class A Ordinary Shares [Member] CNY (¥) shares	Common Stock [Member] Class A Ordinary Shares [Member] IPO [Member] CNY (¥) shares	Common Stock [Member] Class B Ordinary Shares [Member] CNY (¥) shares	Treasury Stock [Member] CNY (¥) shares	Subscription Receivables [Member] CNY (¥)	Additional Paid-in Capital [Member] CNY (¥)	Additional Paid-in Capital [Member] IPO [Member] CNY (¥)	Accumulated other comprehensive income/(loss) [Member] CNY (¥)	Accumulated deficit [Member] CNY (¥)
Beginning Balance at Dec. 31, 2016	¥ (166,039)							¥ 122		¥ (122)			¥ 24,897	¥ (190,936)
Issuance of Class A ordinary shares	4,078										¥ 4,078
Beginning Balance, shares at Dec. 31, 2016 | shares								19,770,990
Issuance of Class A ordinary shares upon Initial Public Offering ("IPO"), net of issuance costs, Shares | shares						63,545
Conversion of preferred shares to ordinary shares						¥ 1		¥ (1)
Conversion of preferred shares to ordinary shares | shares						95,316		(95,316)
Compensation to founding shareholders in connection with the transfer of Class A ordinary shares to new investor (Note 15)	2,399										2,399
Repurchase of employee vested share options at fair value	(2,384)										(2,384)
Share-based compensation expense	8,518										8,518
Accretion of convertible redeemable preferred shares	(26,817)	$ (4,122)									(12,611)			(14,206)
Net loss for the year	(242,760)													(242,760)
Foreign currency translation	(24,982)												(24,982)
Ending Balance at Dec. 31, 2017	(447,987)					¥ 1		¥ 121		(122)			(85)	(447,902)
Ending Balance, Shares at Dec. 31, 2017 | shares						158,861		19,675,674
Issuance of Class A ordinary shares			¥ 441,166				¥ 40					¥ 441,126
Issuance of Class A ordinary shares upon Initial Public Offering ("IPO"), net of issuance costs, Shares | shares							5,750,000
Conversion of preferred shares to ordinary shares	679,922					¥ 154					679,768
Conversion of preferred shares to ordinary shares | shares						22,367,696
Share-based compensation expense	45,473										45,473
Accretion of convertible redeemable preferred shares	(28,017)	$ (4,075)									(27,117)			(900)
Net loss for the year	(488,066)													(488,066)
Foreign currency translation	16,403												16,403
Ending Balance at Dec. 31, 2018	¥ 218,894					¥ 195		¥ 121		(122)	1,139,250		16,318	(936,868)
Ending Balance, Shares at Dec. 31, 2018 | shares				28,276,557	19,675,674	28,276,557		19,675,674
Repurchase of ordinary shares, Shares | shares	591,200	591,200				(591,200)			591,200
Repurchase of ordinary shares	¥ (10,730)	$ (1,541)							¥ (10,730)
Share-based compensation expense	26,683										26,683
Exercise of option	1,964					¥ 13					1,951
Exercise of option, Shares | shares				1,894,994		1,894,994
Net loss for the year	(574,781)	(82,563)												(574,781)
Foreign currency translation	13,165	1,891											13,165
Ending Balance at Dec. 31, 2019	¥ (324,805)	$ (46,655)				¥ 208		¥ 121	¥ (10,730)	¥ (122)	¥ 1,167,884		¥ 29,483	¥ (1,511,649)
Ending Balance, Shares at Dec. 31, 2019 | shares				29,580,351	19,675,674	29,580,351		19,675,674	591,200